EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	6 Months Ended
Jun. 30, 2024 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the period- Number of options | Shares	325,452
Options forfeited during the period- Number of options | Shares	0
Options outstanding at the end of period- Number of options | Shares	325,452
Options exercisable at the end of period - Number of options | Shares	315,757
Options outstanding at the beginning of the period- Weighted average exercise price | $ / shares	$ 28.72
Options forfeited during the period- Weighted average exercise price | $ / shares	0
Options outstanding at the end of period - Weighted average exercise price | $ / shares	28.72
Options exercisable at the end of period- Weighted average exercise price | $ / shares	$ 29.53